Revenue Recognition	12 Months Ended
Dec. 31, 2021
Hoya Intermediate, LLC
Disaggregation of Revenue [Line Items]
Revenue Recognition
4. R
EVENUE
R
ECOGNITION
We recognize revenue in accordance with ASC 606. We have two reportable segments: Marketplace and Resale.
Through the Marketplace segment, we act as an intermediary between ticket buyers and sellers. We earn revenue processing ticket sales from our Owned Properties, consisting of the Vivid Seats website and mobile applications, and from our Private Label offering, which is comprised of numerous distribution partners.
During the years ended December 31, 2021, 2020, and 2019 Marketplace revenues consisted of the following (in thousands):

	2021	2020	2019
Marketplace revenues:
Owned Properties	$308,226	$24,188	$329,262
Private Label	81,442	(907)	74,383

Total Marketplace revenues	$389,668	$23,281	$403,645

During the years ended December 31, 2021, 2020, and 2019 Marketplace revenues consisted of the following event categories (in thousands):

	2021	2020	2019
Marketplace revenues:
Concerts	$171,149	$15,775	$187,753
Sports	175,471	3,484	169,577
Theater	41,745	3,759	44,754
Other	1,303	263	1,561

Total Marketplace revenues	$389,668	$23,281	$403,645

Within the Resale segment, we sell tickets we hold in inventory on resale ticket marketplaces. Resale revenues were $53.4 million, $11.8 million, and $65.3 million during the years ended December 31, 2021, 2020, and 2019, respectively.
At December 31, 2021, Deferred revenue in the Consolidated Balance Sheets was $25.1 million, which primarily relates to Vivid Seats Rewards, our loyalty program. At December 31, 2020, $6.0 million was recorded as deferred revenue, of which $3.3 million was recognized as revenue during the year ended December 31, 2021.
Deferred revenue for contingent events at December 31, 2021 and 2020 was immaterial.